Provisions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Bottom of range [Member]
Provisions (Details) [Line Items]
Lease term, years	4 years	4 years
Top of range [Member]
Provisions (Details) [Line Items]
Lease term, years	19 years	20 years